Average Annual Total Returns{- Fidelity® Low-Priced Stock Fund} - 07.31 Fidelity Low-Priced Stock Fund Retail PRO-07 - Fidelity® Low-Priced Stock Fund	Fidelity Low-Priced Stock Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Low-Priced Stock Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Low-Priced Stock Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Low-Priced Stock Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Low-Priced Stock Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Low-Priced Stock Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Low-Priced Stock Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Low-Priced Stock Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Low-Priced Stock Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	25.66%	7.92%	11.71%	23.19%	5.99%	10.13%	16.66%	5.96%	9.46%	25.52%	8.23%	11.83%